Prepayments, deposits and other current assets (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, deposits and other assets

	As of March 31,
	2022	2021

Advances to suppliers	$34,661	$132,718
Deposits	21,061	26,924
Prepaid expenses	157,156	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)	11,514	77,734
Prepaid expenses	$224,392	$301,370

	Years ended March 31,
	2021	2020

Advances to suppliers	$132,718	$57,875
Rental deposits	26,924	7,545
Prepaid expense	63,994	13,642
Other receivables, net of allowance of $nil (2021) and $15,532 (2020)	77,734	61,955
Prepaid expenses	$301,370	$141,017